TAXATION (Details - Income tax expense) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Current	$ 139,932	$ 0
Deferred	0	(42,777)
Total income tax expense (benefit)	$ 139,932	$ (42,777)